Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Disclosure of quarterly financial data
Total revenues, net of interest expense	$ 7,742,000,000	$ 7,571,000,000	$ 7,618,000,000	$ 7,031,000,000	$ 7,244,000,000	$ 6,973,000,000	$ 6,805,000,000	$ 6,560,000,000	$ 29,962,000,000		$ 27,582,000,000		$ 24,336,000,000
Pretax income (loss) from continuing operations	1,748,000,000	1,711,000,000	1,765,000,000	1,732,000,000	1,477,000,000	1,640,000,000	1,595,000,000	1,252,000,000	6,956,000,000		5,964,000,000		2,841,000,000
Income (loss) from continuing operations	1,192,000,000	1,235,000,000	1,295,000,000	1,177,000,000	1,062,000,000	1,093,000,000	1,017,000,000	885,000,000	4,899,000,000		4,057,000,000		2,137,000,000
Loss from discontinued operations, net of tax	0	0	36,000,000	0	0	0	0	0	36,000,000		0		(7,000,000)
Net income	1,192,000,000	1,235,000,000	1,331,000,000	1,177,000,000	1,062,000,000	1,093,000,000	1,017,000,000	885,000,000	4,935,000,000		4,057,000,000		2,130,000,000
Earnings per Common Share Basic: (Note 18)
Continuing operations	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Discontinued operations	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ (0.01)
Net income	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Earnings per Common Share Diluted: (Note 18)
Continuing operations	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 0.88	$ 0.90	$ 0.84	$ 0.73	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ 0
Net income	$ 1.01	$ 1.03	$ 1.10	$ 0.97	$ 0.88	$ 0.90	$ 0.84	$ 0.73	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Cash dividends declared per common share	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.72		$ 0.72		$ 0.72
Common share price:
High	52.35	53.80	51.97	46.93	46.78	45.68	49.19	43.25
Low	41.30	42.03	45.10	42.19	37.33	38.42	37.13	36.60
Restructuring Reserve By Type Of Restructuring [Line Items]
Restructuring charges									$ 119,000,000		$ 96,000,000		$ 185,000,000

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.